Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management Text Block Abstract
Schedule of financial assets in respect of which the Company is exposed to credit risks
	As of December 31,
	2022	2021
Cash and cash equivalents	19,240	8,683
Short-term bank deposits	10,070	5,012
Restricted deposits	201	191
Other current assets	594	826
Trade receivables	1,097	501
Total	31,202	15,213

Schedule of financial instruments
	As of December 31,
	2022	2021
Financial assets measured at depreciated cost
Cash and cash equivalents	19,240	8,683
Short-term bank deposits	10,070	5,012
Trade receivables	1,097	501
Other current assets	594	826
Restricted deposits	201	191
	31,202	15,213
Financial liabilities measured at depreciated cost
Trade payables	1,956	942
Other current liabilities	2,872	3,522
Liability in respect of government grants	1,254	1,168
	6,082	5,632

Financial liabilities measured at fair value
Derivative warrants liability	1,151	-